Overview and Summary of Significant Accounting Policies (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview and Summary of Significant Accounting Policies
1. Overview and Summary of Significant Accounting Policies
Organization and Description of Business
CoreWeave, Inc. (together with its subsidiaries, the “Company” or “CoreWeave”), was originally formed as a Delaware limited liability company in 2017 and then converted to a Delaware corporation in 2018. The Company is headquartered in Livingston, New Jersey. The Company is a modern cloud infrastructure technology company which offers the CoreWeave Cloud Platform that consists of proprietary software and cloud services that deliver the automation and efficiency needed to manage complex AI infrastructure at scale.
Initial Public Offering
In March 2025, the Company completed its initial public offering (“IPO”), in which the Company issued and sold 36,590,000 shares of its Class A common stock at a public offering price of $40.00 per share, which resulted in net proceeds of $1.4 billion after deducting the underwriting discounts and commissions and before deducting offering costs of $31 million. In April 2025, the underwriters exercised a portion of their over-allotment option and purchased from the Company an additional 1,760,000 shares of Class A common stock at the IPO price, which resulted in net proceeds to the Company of $68 million after deducting the underwriting discounts and commissions.
In connection with the IPO, all outstanding shares of the Company's Series Seed, Series A, Series B, and Series B-1 redeemable convertible preferred stock automatically converted into 155,111,700 shares of Class A common stock, and all outstanding shares of the Company's Series C redeemable convertible preferred stock were automatically converted into 29,874,066 shares of redeemable Class A common stock. Refer to Note 11—Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders’ Equity (Deficit) for additional information.
In connection with the IPO, the Company recognized $177 million of stock-based compensation expense, net of $17 million of capitalized costs, primarily related to the development of internal-use software, associated with vested restricted stock units (“RSUs”) with a liquidity-event performance-based vesting condition which was satisfied in connection with the IPO and for which the service-based vesting condition had also been satisfied as of that date. Concurrently with the IPO, the Company issued shares of its Class A common stock upon settlement of RSUs subject to such performance-based vesting conditions. To meet the related tax withholding requirements for the net settlement of the vested RSUs, the Company withheld 392,135 shares underlying such equity awards, resulting in the net issuance of 518,785 shares of Class A common stock. Based on the IPO price of $40.00 per share, the Company’s related tax withholding obligation was $16 million and was paid during the three months ended March 31, 2025. Refer to Note 11—Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders’ Equity (Deficit) for additional information.
At the closing of the IPO, the maturity date of the Company’s 2024 Term Loan Facility (as defined in Note 10—Debt), accelerated and became due in April 2025, and the Company became subject to a requirement to fund $500 million into designated escrow accounts in connection with its DDTL 2.0 Facility (as defined in Note 10—Debt). In April 2025, the conditions requiring restriction of this amount were lifted and the $500 million previously classified as restricted cash, current, in connection with the DDTL 2.0 Facility was no longer restricted. Refer to Note 10—Debt for additional information.
Prior to the IPO, deferred offering costs, which consisted of accounting, legal and other fees directly related to the IPO, were capitalized as other non-current assets on the condensed consolidated balance sheets. In connection with the IPO, $31 million of deferred offering costs were reclassified to stockholders’ equity (deficit) as a reduction of the net proceeds received from the IPO.
Basis of Presentation and Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
These unaudited interim condensed consolidated financial statements are presented in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with U.S. GAAP. In management’s opinion, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and include all adjustments, which include only normal recurring adjustments, necessary to fairly state the Company’s financial position and results of operations. The interim results are not necessarily indicative of the operating results expected for the full year or any future period.
The Company determines at inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). Investments that are considered VIEs are evaluated to determine whether the Company is the primary beneficiary of the VIE, in which case it would be required to consolidate the entity. The Company evaluates whether it has (1) the power to direct the activities that most significantly impact the VIE’s economic performance, and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. If the Company is not the primary beneficiary of the VIE, the investment or other variable interest is accounted for in accordance with applicable U.S. GAAP.
In circumstances where an entity does not have the characteristics of a VIE, it would be considered a voting interest entity (“VOE”). The Company would consolidate a VOE when the Company has a majority equity interest and has control over significant operating, financial, and investing decisions of the entity.
Stock Split
In March 2025, the Company effected a twenty-for-one stock split of its common stock and redeemable convertible preferred stock. All share and per share information has been retroactively adjusted to reflect the stock split for all periods presented.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and the accompanying notes. Actual results could differ materially from these estimates. Significant estimates include the fair value of financial assets and liabilities; useful lives assigned to property and equipment; the discount rates used for operating and finance leases; valuation of derivative and warrant liabilities; stock-based compensation, including the determination of the fair value of the Company’s common stock prior to the IPO; valuation of acquired intangible assets; the assessment of recoverability of intangible assets and their estimated useful lives; and accounting for income taxes, including the valuation allowance on deferred tax assets and the measurement of uncertain tax positions. Assumptions are reviewed regularly to ensure they remain relevant and reasonable, particularly in areas of high subjectivity. The Company bases its estimates on historical experience and assumptions that management considers reasonable.
Significant Accounting Policies
The Company’s significant accounting policies are discussed in “Note 1—Overview and Summary of Significant Accounting Policies” of the audited consolidated financial statements for the fiscal year ended December 31, 2024, included in the Company’s final prospectus filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, in connection with the IPO (the “Prospectus”). During the six months ended June 30, 2025, the Company updated its derivative instruments and joint venture accounting policies as described below. Other than these updates, there have been no material changes to the Company’s accounting policies.
Derivative Financial Instruments and Hedging
The Company uses derivative financial instruments to manage risk associated with interest rate and foreign currency fluctuations. These instruments include interest rate swaps designated as cash flow hedges and foreign exchange forward contracts used as non-designated economic hedges. All derivative instruments are recognized on the condensed consolidated balance sheets at fair value in accordance with Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”). The Company's interest rate swaps and foreign currency forward contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments in active markets, such as currency spot and forward rates. The Company does not enter into derivatives for trading or speculative purposes. However, certain debt and equity financing transactions are derivatives in their entirety or include embedded features that are bifurcated and accounted for as embedded derivatives. Refer to Note 10—Debt for additional information about derivatives associated with financing transactions.
Additionally, the Company enters into power purchase agreements (“PPAs”) to secure power capacity for existing, under construction, and planned data center builds. These agreements are specifically designed to support the Company in managing its energy needs as it encounters rapidly increasing energy demands. Agreements that do not meet the ‘normal purchase and normal sale’ scope exception, contain a notional amount and are for delivery of electricity in markets where notional amounts are readily convertible to cash (or where contracts can be net-settled) are classified as derivative instruments. These derivative instruments are not designated for special hedge accounting under ASC 815, and therefore changes in the value of these contracts are recorded in earnings.
Generally, derivative assets and liabilities are classified as either current or non-current based on the timing of expected settlement. The non-current position is included in other non-current assets or derivative and warrant liabilities on the condensed consolidated balance sheets. Cash flows associated with derivatives that are not designated for special hedge accounting are classified as operating activities, while those cash flows from interest rate swaps that are designated cash flow hedges are classified as financing activities.
Interest Rate Swaps
The Company enters into interest rate swaps to hedge the variability of cash flows related to interest payments on variable-rate debt. These swaps are designated as cash flow hedges under ASC 815, and therefore the changes in the fair-value of these swaps is recorded in accumulated other comprehensive income (loss) and reclassified into earnings (interest expense, net) when the hedged interest payment is recognized. The Company assesses hedge effectiveness at inception, and on a quarterly basis thereafter, to ensure the hedging relationship is highly effective. As of June 30, 2025, all interest rate swaps were deemed highly effective. Refer to Note 3—Fair Value Measurements for additional information.
Foreign Exchange Forward Contracts
The Company uses forward contracts to mitigate foreign currency risk associated with foreign currency-denominated leasing liabilities. These contracts are not designated as accounting hedges under ASC 815 and therefore considered economic hedges. Changes in the fair-value of these forward contracts are recognized immediately in earnings within other income (expense), net. Refer to Note 3—Fair Value Measurements for additional information.
Joint Ventures
The Company may, from time to time, enter into joint venture arrangements. The Company evaluates these investments in accordance with ASC 810, Consolidation, to determine if it is the primary beneficiary under the VIE model or has a controlling interest under the VOE model and therefore requires consolidation. For those investments in which the Company is not the primary beneficiary, or does not have a controlling financial interest, but exercises significant influence, the equity method of accounting is applied under ASC 323, Investments-Equity Method and Joint Ventures.
Research and Development
Research and development costs were $80 million and $12 million for the three months ended June 30, 2025 and 2024, respectively, and $150 million and $21 million for the six months ended June 30, 2025 and 2024, respectively, and are included within technology and infrastructure expense in the condensed consolidated statements of operations.
Segment Information
The Company’s chief operating decision maker (“CODM”), the chief executive officer, reviews discrete financial information presented on a consolidated basis for purposes of regularly making operating decisions, allocation of resources, and assessing financial performance. The Company operates its business in one operating segment and, therefore, has one reportable segment.
The CODM uses consolidated net loss to measure segment profit or loss in order to identify underlying trends in the performance of the business for purposes of allocating resources and evaluating financial performance. The Company’s objective in making resource allocation decisions is to optimize the consolidated financial results. Significant segment expenses that the CODM reviews and utilizes to manage the Company’s operations are cost of revenue, technology and infrastructure, sales and marketing, and general and administrative expenses at the consolidated level, which are presented in the Company’s condensed consolidated statements of operations. Other segment items included in consolidated net loss include gain (loss) on fair value adjustments, interest expense, net, other income (expense), net, and provision for (benefit from) income taxes, which are presented in the Company’s condensed consolidated statements of operations.
Recent Accounting Pronouncements Not Yet Adopted
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the effective tax rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for annual periods beginning after December 15, 2024. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires more detailed disclosures, on an annual and interim basis, about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the consolidated statements of operations. This guidance as further clarified through ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) will be effective for annual periods beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. Upon adoption, the guidance can be applied either prospectively or retrospectively. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.
In May 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity, which provides clarifying guidance on determining the accounting acquirer in certain transactions involving VIEs. The update aims to improve consistency and comparability in financial reporting. The guidance will be effective for annual periods beginning after December 15, 2026, including interim periods within those annual periods. Early adoption is permitted. Upon adoption, the guidance will be applied prospectively. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.
In May 2025, the FASB issued ASU No. 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer, to reduce diversity in practice and improve the decision usefulness and operability of the guidance for share-based consideration payable to a customer in conjunction with selling goods and services. The guidance will be effective for annual periods beginning after December 15, 2026, including interim periods within those annual periods. Early adoption is permitted. Updates are to be applied on a retrospective, or modified retrospective basis. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.

1. Overview and Summary of Significant Accounting Policies
Organization and Description of Business
CoreWeave, Inc., together with its subsidiaries (the “Company” or “CoreWeave”), was originally formed as a Delaware limited liability company in 2017 and then converted to a Delaware corporation in 2018. The Company is headquartered in Livingston, New Jersey. The Company is a modern cloud infrastructure technology company which offers the CoreWeave Cloud Platform that consists of proprietary software and cloud services that deliver the automation and efficiency needed to manage complex AI infrastructure at scale. Previously, the Company had Blockchain Mining and Management Services business which ceased operations in September 2022 and the Company is reporting this as discontinued operations in these consolidated financial statements. Refer to Note 16—Discontinued Operations for additional information.
Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
The Company determines at inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). Investments that are considered VIEs are evaluated to determine whether the Company is the primary beneficiary of the VIE, in which case it would be required to consolidate the entity. The Company evaluates whether it has (1) the power to direct the activities that most significantly impact the VIE’s economic performance, and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. If the Company is not the primary beneficiary of the VIE, the investment or other variable interest is accounted for in accordance with applicable U.S. GAAP.
In circumstances where an entity does not have the characteristics of a VIE, it would be considered a voting interest entity (“VOE”). The Company would consolidate a VOE when the Company has a majority equity interest and has control over significant operating, financial, and investing decisions of the entity.
Stock Split
On March 14, 2025, the Company effected a twenty-for-one stock split of its common stock and redeemable convertible preferred stock. All share and per share information has been retroactively adjusted to reflect the stock split for all periods presented.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ materially from these estimates. Significant estimates include the fair value of financial assets and liabilities; useful lives assigned to property and equipment; the discount rates used for operating and finance leases; valuation of derivative and warrant liabilities; stock-based compensation, including the determination of the fair value of the Company’s common stock; and accounting for income taxes, including the valuation allowance on deferred tax assets and the measurement of uncertain tax positions. Assumptions are reviewed regularly to ensure they remain relevant and reasonable, particularly in areas of high subjectivity. The Company bases its estimates on historical experience and assumptions that management considers reasonable.
Foreign Currency
The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s foreign subsidiaries is the U.S. dollar.
Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured to the functional currency at period-end exchange rates. Foreign currency transaction gains and losses resulting from remeasurement are recognized in other income, net in the consolidated statements of operations, and have not been material for any of the periods presented.
Concentration of Risk
The Company is subject to certain risks and uncertainties that could have a material adverse effect on its business, financial condition, results of operations, or cash flows primarily due to concentration of credit risk, significant customers, and supplier concentration.
Concentration of Credit Risk
Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of cash, cash equivalents, restricted cash, accounts receivable, and marketable securities. The Company maintains its cash, cash equivalents, restricted cash, and marketable securities with high-quality financial institutions mainly in the United States, where the composition and maturities of which are regularly monitored by the Company. The Company grants credit to its customers in the normal course of business, exposing it to credit risk in the event of nonrepayment by customers. The Company has not experienced any material losses in such accounts.
Significant Customers
The following customers accounted for 10% or more of the Company’s revenue for the years ended December 31, 2022, 2023, and 2024:

	Year Ended December 31,
	2022	2023	2024
Customer A	*	35%	62%
Customer B	*	21%	*
Customer C	*	17%	15%
Customer D	16%	*	*
Customer E	13%	*	*
Customer F	12%	*	*
Customer G	*	*	*

*	Customer did not represent 10% or more of revenue
Customer A, C, and G accounted for 15%, 13%, and 56% of accounts receivable, net, respectively, as of December 31, 2023. Customer A accounted for 66% of accounts receivable, net as of December 31, 2024.
Supplier Concentration
Certain materials and products used by the Company in its operations are available from a limited number of suppliers. Three suppliers accounted for 23%, 16%, and 10% of total purchases for the year ended December 31, 2022. Three suppliers accounted for 57%, 22%, and 11% of total purchases for the year ended December 31, 2023. Three suppliers accounted for 46%, 16%, and 14% of total purchases for the year ended December 31, 2024.
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents
Cash primarily consists of cash in banks and bank deposits. The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents consist of money market funds in the Company’s investment accounts maintained in financial institutions. The Company maintains cash balances in bank deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.
The Company has restricted cash and cash equivalents that consist of bank deposits related to a collateralized loan facility and letters of credit. Restricted cash is classified as current and non-current assets based on the term of the remaining restriction.
Refer to Note 10—Debt for additional information on restricted cash.
Accounts Receivable and Allowance for Credit Losses
Accounts receivable primarily consist of amounts billed that are currently due from customers. Accounts receivable are recorded at the invoiced amount, net of an allowance for credit losses. The Company’s accounts receivable balances are subject to collection risk and the Company regularly assesses the collectability of outstanding accounts receivable on an ongoing basis and maintains an allowance for credit losses for accounts receivable deemed uncollectible. The allowance for credit losses reflects the best estimate of probable losses in the accounts receivable balance. The Company determines the allowance based on known troubled accounts; historical experience; current and anticipated macroeconomic conditions that could impact the Company’s customers, such as unemployment, inflation, and regulation matters; and other currently available information. The Company’s allowance for expected credit losses was not material as of December 31, 2023 and 2024. Additions to and write-offs against the allowance for expected credit losses were not material for the years ended December 31, 2022, 2023, and 2024.
Notes Receivable
Notes receivable are related to the DCSP Financing Arrangements (as defined in Note 10—Debt) and reported at the outstanding principal value plus accrued and unpaid interest. An allowance for credit losses on notes receivable is established when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the agreement. The Company considers certain factors, including the credit risk and financial condition of the borrower, the borrower’s ability to pay current obligations, historical trends, and macroeconomic conditions. The Company evaluates the extent and impact of any credit deterioration that could affect the performance and the value of the assets, as well as the financial and operating capability of the borrower. As of December 31, 2024, the Company determined the carrying amount of the notes receivable to be fully collectible. The Company did not have any outstanding notes receivable as of December 31, 2023.
The Company’s note receivable meets the criteria for right of setoff under the DCSP Financing Arrangements. The Company will recognize interest income under certain conditions due to the setoff nature of the DCSP Financing Arrangements.
Fair Value Measurements
The Company measures certain financial assets and liabilities at fair value on a recurring basis. Fair value is determined based on assumptions that market participants would use in pricing an asset or liability at the measurement date. The Company maximizes the use of observable inputs when available and minimizes the use of unobservable inputs when determining fair value.
The Company’s financial instruments include cash, cash equivalents, restricted cash, accounts receivable, marketable securities, accounts payable, accrued liabilities, derivatives, warrant liabilities, and Series B tranche liabilities. Cash, restricted cash, accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. Cash equivalents, restricted marketable securities, derivatives, and warrant liabilities are stated at fair value on a recurring basis. Adjustments to the fair value of certain financial liabilities, such as derivative, warrant, and Series B tranche liabilities, are recorded as fair value adjustments within the consolidated statements of operations.
Marketable Securities
Marketable securities consist of certificates of deposit and marketable debt securities that the Company has classified and accounted for as available for sale. The Company determines the appropriate classification of its investments in these securities at the time of purchase and reevaluates such designation at each consolidated balance sheet date. After consideration of its risk versus reward objectives, as well as its liquidity requirements, the Company may sell these debt securities prior to their effective maturities.
The Company classifies its investments with maturities within 12 months as current within other current assets on the consolidated balance sheets. The Company classifies its investments with maturities beyond 12 months as non-current within restricted marketable securities, non-current on the consolidated balance sheets.
The Company carries these securities at fair value and reports the unrealized gains and losses, net of taxes, as a component of stockholders’ deficit, except for changes in allowance for expected credit losses, which are recorded in other income, net, within the consolidated statements of operations.
The Company periodically evaluates its available-for-sale debt securities for impairment. If the amortized cost of an individual security exceeds its fair value, the Company considers its intent to sell the security or whether it is more likely than not that the Company will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the Company writes down the security to its fair value and records the impairment charge in other income, net, within the consolidated statements of operations. If neither of these criteria are met, the Company determines whether a credit loss exists. Credit loss is estimated by considering changes to the rating of the security by a rating agency, any adverse conditions specifically related to the security, as well as other factors.
Strategic Investments
The Company holds strategic investments in the form of privately held equity securities to support its business and strategic objectives in which the Company does not have a controlling interest. Privately held equity securities that do not have a readily determinable fair value and for which the Company does not have a controlling financial interest or exercise significant influence are measured at cost, with subsequent adjustments for observable price changes or impairments. These adjustments are recognized through other income, net, in the Company’s statements of operations. The Company periodically reviews these investments for impairment. If indicators of impairment exist, the Company evaluates the investment for write-down to fair value. There were no subsequent adjustments for observable price changes or impairments for the periods presented.
The Company reports the strategic investments in other non-current assets on the consolidated balance sheets. As of December 31, 2023 and 2024, the carrying value of the Company’s strategic investments was $42 million and $102 million, respectively.
Property and Equipment, Net
Property and equipment, net is stated at historical cost less accumulated depreciation and amortization. Construction in progress is related to the construction or development of property and equipment that has not yet been placed into service for its intended use. Depreciation and amortization are calculated utilizing the straight-line method over the estimated useful lives of the respective assets. Expenditures for maintenance and repairs that do not extend the lives of the respective assets are expensed as incurred. The carrying value of property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.
Effective January 1, 2023, the Company changed its estimate of the useful life for its computing equipment utilized in data centers from five to six years, reflecting continuous advancements in hardware performance, software optimization, and data center design improvements. The effects of this change in estimate for the year ended December 31, 2023 on computing equipment that was included in property and equipment, net on the consolidated balance sheets as of December 31, 2023 was a reduction in total expenses of $20 million. The per share impact of the change in estimate was a $0.10 increase for the year ended December 31, 2023.
The estimated useful lives of the Company’s property and equipment are as follows:

Technology equipment	6 years
Software	3-6 years
Data center equipment	8-12 years
Furniture, fixtures, and other assets	3-5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Capitalized Interest Costs
The Company capitalizes certain interest costs associated with the construction of data centers and purchases of related technology equipment during the period in which expenditures have been made and activities are in progress to prepare the assets for their intended use. The interest cost incurred in the construction of the data centers is considered a part of the assets’ historical cost and are depreciated over the estimated useful lives of the underlying assets.
Capitalized Internal-Use Software
The Company capitalizes costs incurred to develop or modify software solely for the Company’s internal use, including hosted applications used to deliver the Company’s support services, and certain implementation costs incurred in a hosting arrangement that is a service contract. This capitalization occurs when the preliminary project stage is complete, management, with the relevant authority, authorizes and commits to the funding of the software project, and it is probable the project will be completed and used to perform the intended function. Capitalized costs primarily consist of salaries and payroll-related costs for employees directly involved in development efforts. Costs incurred during the preliminary project stage and during the post-implementation operational stage, including maintenance costs, are expensed as incurred. Costs incurred for software upgrades are capitalized if they result in additional functionalities or substantial enhancements. Capitalized software development costs are included in property and equipment, net on the consolidated balance sheets, are amortized on a straight-line basis over the software’s estimated useful life, which is between three and six years, and amortization is recorded in technology and infrastructure within the consolidated statements of operations. The Company capitalized $1 million, $12 million, and $27 million of qualifying software development costs during the years ended December 31, 2022, 2023, and 2024, respectively.
Asset Retirement Obligations
An asset retirement obligation represents a legal obligation associated with the retirement of a tangible long-lived asset that is incurred upon the acquisition, construction, development or normal operation of that long-lived asset. The Company recognizes asset retirement obligations in the period in which they are placed in service, if a reasonable estimate of fair value can be made. The asset retirement obligation is subsequently adjusted for changes in fair value. The associated estimated asset retirement costs are capitalized in equipment and depreciated over their useful lives. The Company’s asset retirement obligations relate to the future removal of certain equipment related to its data center fit outs.
Deferred Offering Costs
Deferred offering costs consist primarily of accounting, legal, and other fees directly related to the Company’s proposed initial public offering (“IPO”). These costs are capitalized as other non-current assets on the consolidated balance sheets until the offering is completed. The deferred offering costs will be reclassified to stockholders’ deficit and recorded against the proceeds from the offering upon the consummation of an IPO. In the event the offering is aborted, deferred offering costs will be expensed. The Company did not capitalize any deferred offering costs as of December 31, 2023, and capitalized $10 million of deferred offering costs as of December 31, 2024.
Business Combinations
When the Company acquires a business, the purchase price is allocated to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated respective fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired users and acquired technology from a market participant perspective, useful lives and discount rates, and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable. During the measurement period, which may be up to one year from the acquisition date, adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed may be recorded, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the Company’s consolidated statements of operations. The Company includes the results of operations of the business that it acquires as of the acquisition date. Acquisition-related expenses are expensed as incurred and are typically included in general and administrative expenses in the consolidated statements of operations.
Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price consideration over the estimated fair value of the tangible and intangible assets acquired and liabilities assumed in a business combination. Goodwill is evaluated for impairment annually on December 1 for the Company’s single reporting unit, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Goodwill impairment is recognized when the quantitative assessment results in the carrying value exceeding the fair value; in which case, an impairment charge is recorded to the extent the carrying value exceeds the fair value.
The Company’s definite-lived intangible assets are carried at cost, net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives. The Company estimates the useful life by estimating the expected period of economic benefit. The estimated useful lives for each class of intangible assets are as follows:

Acquired technologies	3 years
Customer relationships	13 years
Trade names	5 years

Amortization of intangible assets is recognized in the consolidated statements of operations based on the function of the related asset. Specifically, amortization is allocated to cost of revenue, technology and infrastructure, or sales and marketing, depending on the use of the underlying intangible asset.
Impairment of Long-Lived Assets
The Company reviews long-lived assets, including property and equipment and intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The recoverability of the long-lived assets is assessed by comparing the undiscounted future cash flows expected to be generated by the asset to its carrying value.
If the carrying amount of a long-lived asset exceeds the expected undiscounted cash flows, an impairment loss is recognized in an amount equal to the excess of the asset’s carrying value over its fair value. Fair value is determined using valuation techniques such as discounted cash flow models, market comparisons, and, where applicable, independent third-party appraisals.
For the years ended December 31, 2022, 2023, and 2024, no material impairment charges were recorded.
Leases
The Company has lease agreements primarily for data centers, office buildings, storage spaces and equipment. The Company accounts for leases in accordance with Accounting Standards Codification (“ASC”) 842, Leases (Topic 842). The Company determines if an arrangement meets the definition of a lease at the inception and leases are classified at commencement as either operating or finance leases.
Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. ROU assets are measured based on the discounted present value of the remaining lease payments, initial direct costs incurred, and prepaid lease payments, excluding lease incentives received prior to lease commencement. Lease liabilities are measured based on the discounted present value of the remaining lease payments at commencement date. As most of the leases do not provide an implicit rate, the Company uses the incremental borrowing rate based on the estimated interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset was located.
Many of the Company’s leases include renewal options, and termination options that are factored into the determination of lease payments when it is reasonably certain that the Company would exercise that option. When assessing the reasonableness of exercising lease renewal options, the Company takes into account all relevant facts and circumstances that contribute to the economic benefits associated with exercising the lease renewal options, which includes the expected changes in facts and circumstances between the commencement of the lease term and the exercise date of the options. Payments under the Company’s lease agreements are primarily fixed; however, certain lease agreements contain variable payments, which generally relate to costs associated with common area maintenance, utilities reimbursed to the landlord, and physical security expenses within certain lease agreements. These are not included in operating or finance lease cost and are expensed as incurred. The interest component of a finance lease is included in interest expense and recognized using the effective interest method over the lease term.
The Company made an accounting policy election for lease agreements with a term of 12 months or less and does not recognize ROU assets and lease liabilities in respect of those agreements. Any payments related to short-term leases are expensed as incurred. The Company has currently elected the practical expedient to not separate lease and nonlease components across all asset classes. Operating lease expense is recognized on a straight-line basis within total operating expenses in the consolidated statements of operations over the lease term. Amortization expense of finance lease ROU assets is recognized on a straight-line basis over the lease term and the interest component of a finance lease is recognized utilizing the effective interest method over the lease term and included in interest expense, net in the consolidated statements of operations. The Company currently does not have any lease arrangements with residual value guarantees.
Derivative Financial Instruments
The Company does not enter into derivatives for trading or speculative purposes. However, certain debt and equity financing transactions are derivatives in their entirety or include embedded features that are bifurcated and accounted for as embedded derivatives. Refer to Note 10—Debt for additional information about derivatives associated with financing transactions.
Additionally, in 2023 and 2024, the Company entered into power purchase agreements (“PPAs”) to secure power capacity for existing, under construction, and planned data center builds. These agreements are specifically designed to support the Company in managing its energy needs as it encounters rapidly increasing energy demands. Agreements that do not meet a scope exception, contain a notional amount and are for delivery of electricity in markets where notional amounts are readily convertible to cash are classified as derivative instruments.
The PPAs which meet the definition of a derivative are measured at fair value using a discounted cash flow model. Significant assumptions in the model include forward energy prices and discount rates. The Company reassesses the fair value of the PPAs at each reporting period, and any changes in value are recorded within the consolidated statements of operations. While the Company considered the normal purchases and normal sales scope exception to derivative accounting, the PPAs do not qualify for this exception, as the contracts allow for, and the Company has a practice of net settlement in the event of consumption shortfalls relative to the contracted quantities. As such, the Company recognizes these PPAs as derivatives and applies mark-to-market accounting for them and did not elect hedge accounting.
Derivative assets and liabilities, including those related to the PPAs, are classified as either current or non-current based on the timing of expected cash flows. The non-current position is included in other non-current assets and derivative and warrant liabilities on the consolidated balance sheets. Cash flows from the PPAs are classified as operating activities reflecting their use to secure and hedge energy needs in operations. The Company applies Level 3 valuation techniques, including discounted cash flow models, to determine fair value due to the significant unobservable inputs. Refer to Note 3 – Fair Value Measurements below for additional information.
Revenue Recognition
The Company accounts for revenue in accordance with ASC 606, Revenue From Contracts with Customers. Revenue is recognized when services are delivered. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for services. The Company determines revenue recognition by applying the following five steps:
1.	Identification of the contract, or contracts, with the customer
2.	Identification of the performance obligations in the contract
3.	Determination of the transaction price
4.	Allocation of the transaction price to the performance obligations in the contract
5.	Recognition of the revenue when, or as, a performance obligation is satisfied
The Company generates revenue by providing cloud computing services for customers in several verticals, such as artificial intelligence, machine learning, visual effects rendering, platforms, pixel streaming, and batch processing. These services are offered both on a committed contract and on-demand basis. Customers do not take possession of software or hardware used to provide the services.
Committed Contracts—These service arrangements provide customers with access to cloud computing capacity across the Company’s various data centers over a specified duration. Revenue is recognized ratably over the contract period. The initial contract period generally ranges from two to five years. The terms of these contracts are typically structured as “take-or-pay” agreements, requiring payment regardless of the level of utilization. Additionally, customers under committed contracts typically make a prepayment that is recorded as deferred revenue and consumed based on the terms of the contract.
On-Demand—These service arrangements provide customers with access to the Company’s cloud computing capacity on a consumption basis, with billing occurring monthly in arrears based on actual hourly usage of compute, storage, and other services. Revenue is recognized as the services are consumed.
Customers may also prepay for on-demand services. The prepayments are initially recorded as deferred revenue and recognized as the cloud computing services are transferred to the customer. Prepayments are typically consumed within a few months.
The Company’s contracts with customers may contain multiple promised services. To the extent a customer contract includes multiple promised services, the Company determines whether promised services should be accounted for as a separate performance obligation. The Company allocates revenue to each performance obligation based on its relative stand-alone selling price (“SSP”). The SSP reflects the price the Company would charge for a specific service if it were sold separately in similar circumstances and to similar customers. When determining the SSP, the Company maximizes the use of observable inputs.
The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers (e.g., sales tax and other indirect taxes), which are subsequently remitted to governmental entities. The Company generally does not offer a right of refund in its contracts other than for cases of the Company’s uncured material breach of the agreement, bankruptcy or insolvency.
Contract Balances
Contract assets represent the Company’s rights to consideration in exchange for cloud computing services that the Company has transferred to a customer but where the right to consideration is conditional on something other than the passage of time. In some arrangements, a right to consideration for the Company’s performance under the customer contract may occur before invoicing the customer, resulting in an unbilled accounts receivable. These unbilled accounts receivable represent amounts earned but not yet invoiced and are recognized in accordance with the performance obligations satisfied. Such amounts have been immaterial for the periods presented.
Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance will be recognized as revenue during the 12-month period after the consolidated balance sheet date. The non-current portion of the deferred revenue balance will be recognized as revenue following the 12-month period after the consolidated balance sheet date.
Remaining performance obligations (“RPO”) represent the aggregate amount of the transaction price, net of estimated variable consideration, allocated to performance obligations not delivered, or partially undelivered, as of the end of the reporting period. Variable consideration consists of potential reductions to the transaction price in the future related to estimates of future potential credits to customers under availability of service agreements and amounts that may not be recognized to revenue due to delivery delays. The Company’s estimate of such variable consideration is based on both historical experience and the specific facts and circumstances of the committed contracts included in the Company’s RPO. RPO includes both billed and unbilled consideration from the Company’s committed contracts.
Costs to Obtain a Contract
The Company capitalizes sales commissions and associated payroll taxes paid to sales personnel that are incremental to the acquisition of customer contracts. The Company determines whether costs should be deferred based on its sales compensation plans and if the commissions are incremental and would not have occurred absent the customer contract. Total capitalized costs to obtain a contract are immaterial during the periods presented and are included in other non-current assets on the consolidated balance sheets.
Cost of Revenue
Cost of revenue primarily consists of direct costs for data centers, including costs associated with the Company’s facilities, such as rent, utilities including power, personnel costs for employees involved in data center operations and customer success, including salaries, bonuses, benefits, stock-based compensation expense and other related expenses, and depreciation and amortization, including depreciation of power installation and distribution systems.
The Company operates data centers across the country and has co-location service agreements with several well-established data center vendors. These agreements generally commit the Company to pay monthly fees plus additional fees for bandwidth usage above the committed level. Certain co-location agreements do not meet the definition of a lease and are expensed under cost of revenue. However, those that do meet the definition of a lease are recognized as operating lease ROU assets and operating lease liabilities and are amortized over the lease term.
Technology and Infrastructure
Technology and infrastructure expense consists of costs associated with the Company’s infrastructure, such as depreciation and amortization related to the Company’s servers, switches, networking equipment and internally developed software, personnel costs for employees associated with research and development of new and existing products and services or with maintaining the Company’s computing infrastructure, such as salaries, bonuses, benefits, stock-based compensation expense, travel expenses, and other related expenses; and costs related to software subscriptions. The Company’s technology and infrastructure efforts are dedicated towards developing new services, improving the Company’s existing infrastructure, adding new features, bringing the latest compute technology to market and improving the accessibility of the Company’s services. Research and development costs were $5 million, $21 million, and $56 million for the years ended December 31, 2022, 2023, and 2024, respectively.
Sales and Marketing
Sales and marketing expense consists of personnel costs associated with selling and marketing the Company’s CoreWeave Cloud Platform, such as salaries, stock-based compensation expense, commissions, bonuses, and other related expenses, third-party professional services costs, and advertising costs associated with marketing programs. Advertising costs, which are expensed as incurred are also included in sales and marketing expenses in the consolidated statements of operations. Advertising expense was immaterial for all periods presented.
General and Administrative
General and administrative expense consists of costs associated with corporate functions including the Company’s finance, legal, human resources, and facilities. These costs include personnel costs, such as salaries, bonuses, benefits, stock-based compensation expense and other related expenses, third-party professional services costs, such as legal, accounting, and audit services, corporate facilities, depreciation for equipment, furniture, and fixtures, and other costs necessary to operate the Company’s corporate functions, including expenses for non-income taxes, insurance, and office rental.
Stock-Based Compensation
Stock-based compensation expense related to stock-based awards is recognized based on the fair value of the awards granted. The fair value of each stock option award is estimated on the grant date utilizing the Black-Scholes option-pricing model. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, including the awards with graded vesting and no additional conditions for vesting other than service conditions. Forfeitures are accounted for as they occur.
The Black-Scholes option-pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock, the expected term of the stock option, the expected volatility of the price of the Company’s common stock, risk-free interest rates, and the expected dividend yield of common stock. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment.
The Company has also granted to employees restricted stock units (“RSU”), that vest upon the satisfaction of service-based and performance-based vesting conditions. The fair value of each RSU award is based on the fair value of the underlying common stock as of the grant date. The service-based vesting condition has varying terms, but is generally satisfied over four years. The performance-based vesting condition is satisfied upon the occurrence of a qualifying liquidation event which is defined as the earlier to occur of (i) an acquisition of the Company or (ii) the effective date of a registration statement of the Company filed for the IPO of the Company’s common stock. As of December 31, 2024, all RSU awards outstanding were subject to a performance-based vesting condition, and such performance-based vesting condition was not probable of being satisfied as a liquidation event such as a change in control or an IPO is not considered probable until it occurs. As a result, no stock-based compensation expense related to these RSU awards has been recorded to date.
Employee Benefit Plan
The Company has a defined contribution plan intended to qualify under Section 401 of the Internal Revenue Code (the “401(k) Plan”). Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. The Company sponsors a 401(k) defined contribution plan covering all eligible U.S. employees. Contributions to the 401(k) Plan are discretionary.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company evaluates the likelihood of realizing deferred tax assets based on projections of future taxable income and considers a valuation allowance if it is more likely than not that some or all deferred tax assets may not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, the Company considers all available evidence for each jurisdiction, including past operating results, estimates of future taxable income, and the feasibility of ongoing tax-planning strategies. This evaluation is updated quarterly to reflect new information and trends that may affect the realization of tax benefits. In the event the Company determines that all, or part, of the net deferred tax assets are not realizable in the future, it will make an adjustment in the valuation allowance that will be charged to earnings in the period in which such a determination is made.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company recognizes interest and penalties related to uncertain income tax benefits as a component of the provision (benefit) for income taxes in the consolidated statements of operations. The Company’s effective tax rates will vary depending on the amount of nondeductible items such as fair value adjustments, changes in the valuation of deferred tax assets and liabilities, use of tax credits, the relative proportion of foreign to domestic income, and changes in tax laws.
Net Loss per Share Attributable to Common Stockholders
The Company computes net loss per share utilizing the two-class method required for participating securities. The two-class method determines net loss per share for each class of common stock and participating securities according to dividends declared or accumulated and participation rights in undistributed income. The rights, including the liquidation and dividend rights, of the holders of the Company’s Class A common stock and Class B common stock are identical, except with respect to voting. As a result, the basic and diluted net loss per share of Class A common stock and Class B common stock are the same and therefore presented on a combined basis. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its redeemable convertible preferred stock, non-recourse notes to purchase common and preferred stock, and regular warrants to be participating securities as the holders of these securities are contractually entitled to participate in income but not contractually required to participate in losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.
The Company’s basic net loss per share attributable to common stockholders is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common stock outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share attributable to common stockholders is calculated by giving effect to all potentially dilutive securities outstanding for the period utilizing the treasury stock method or the if-converted method based on the nature of such securities. Potential shares of common stock that are issuable for little or no consideration are included in the calculation of basic and diluted net loss per share attributable to common stockholders once they become exercisable. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of common stock are antidilutive.
Segment Information
The Company’s chief operating decision maker, the chief executive officer, reviews discrete financial information presented on a consolidated basis for purposes of regularly making operating decisions, allocation of resources, and assessing financial performance. The Company operates its business in one operating segment and, therefore, has one reportable segment.
The CODM uses consolidated net loss to measure segment profit or loss in order to identify underlying trends in the performance of the business for purposes of allocating resources and evaluating financial performance. The Company’s objective in making resource allocation decisions is to optimize the consolidated financial results. Significant segment expenses that the CODM reviews and utilizes to manage the Company’s operations are cost of revenue, technology and infrastructure, sales and marketing, and general and administrative expenses at the consolidated level, which are presented in the Company’s consolidated statements of operations. Other segment items included in consolidated net loss include loss on fair value adjustments, interest expense, net, other income, net, provision for (benefit from) income taxes, and loss from discontinued operations, net of tax, which are presented in the Company’s consolidated statements of operations.
Recent Accounting Pronouncements Adopted
As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (the “JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The JOBS Act does not preclude an EGC from early adopting new or revised accounting standards codification. The Company has elected to use extended transition periods permissible under the JOBS Act, while also early adopting certain accounting pronouncements. The adoption dates discussed below reflect these elections.
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires organizations to measure all expected credit losses for financial instruments held at the reporting date. Also, in April 2019, the FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, to clarify the inclusion of recoveries of trade receivables previously written off when estimating an allowance for credit losses. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which amended the effective date for certain companies. This guidance is effective for annual periods beginning after December 15, 2022, and for interim periods within the fiscal years, with early adoption permitted. Upon adoption, the guidance should be applied prospectively. The Company adopted this guidance effective on January 1, 2023, without a material impact on its consolidated financial statements.
In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. ASU No. 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock and enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings per share guidance. This guidance is effective for the annual periods beginning after December 15, 2023, and for interim periods within the fiscal years, with early adoption permitted. Upon adoption, the guidance should be applied retrospectively. The Company adopted this guidance effective on January 1, 2023, without a material impact on its consolidated financial statements.
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires additional segment-related disclosures on an annual and interim basis, to enable investors in developing more informed and actionable analyses. This guidance is effective for the annual periods beginning after December 15, 2023, and for interim periods beginning after December 15, 2024 with early adoption permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the consolidated financial statements. The Company adopted this guidance effective on January 1, 2024, without a material impact on its consolidated financial statements.
Recent Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the effective tax rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for annual periods beginning after December 15, 2024. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires more detailed disclosures, on an annual and interim basis, about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the consolidated statements of operations. This guidance as further clarified through ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) will be effective for annual periods beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. Upon adoption, the guidance can be applied either prospectively or retrospectively. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.